Note 9 - Share Capital - Stock Option Transactions (Details)	3 Months Ended			9 Months Ended
	Jul. 31, 2022 $ / shares	Jan. 31, 2022 $ / shares	Jul. 31, 2021 $ / shares	Jul. 31, 2022 $ / shares	Jul. 31, 2021 $ / shares
Statement Line Items [Line Items]
Outstanding, beginning of period	953,730	40,000	42,017	40,000	42,017
Outstanding, beginning of period, weighted average exercise price (in CAD per share)	$ 15.53	$ 7.00	$ 10.73	$ 7.00	$ 10.73
Granted	0	913,730	0	913,730	0
Granted, weighted average exercise price (in CAD per share)	$ 0		$ 0	$ 15.90	$ 0
Exercised	0		0	0	0
Exercised, weighted average exercise price (in CAD per share)	$ 0		$ 0	$ 0	$ 0
Forfeired/cancelled	0		0	0	0
Forfeired/cancelled, weighted average exercise price (in CAD per share)	$ 0		$ 0	$ 0	$ 0
Expired	0		0	0	0
Expired, weighted average exercise price (in CAD per share)	$ 0		$ 0	$ 0	$ 0
Outstanding, end of period	953,730		42,017	953,730	42,017
Outstanding, beginning of period, weighted average exercise price (in CAD per share)	$ 15.53		$ 10.73	$ 15.53	$ 10.73